UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03193
                                   ---------

                         FRANKLIN TAX-EXEMPT MONEY FUND
                         ------------------------------
              (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                 ----------------------------------------------
              (Address of principal executive offices) (Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 7/31/06
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                             JULY 31, 2006
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
       ANNUAL REPORT AND SHAREHOLDER LETTER                 TAX-FREE INCOME
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
      FRANKLIN
TAX-EXEMPT MONEY FUND
                                                       Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.


                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                    FRANKLIN  o  Templeton  o  Mutual Series

                            Franklin Templeton Investments

                            Gain From Our Perspective(R)



                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.


--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                               [GRAPHIC OMITTED]


Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1

ANNUAL REPORT

Franklin Tax-Exempt Money Fund ............................................    3

Performance Summary .......................................................    4

Your Fund's Expenses ......................................................    6

Financial Highlights and Statement of Investments .........................    8

Financial Statements ......................................................   14

Notes to Financial Statements .............................................   17

Report of Independent Registered Public Accounting Firm ...................   22

Tax Designation ...........................................................   23

Board Members and Officers ................................................   24

Shareholder Information ...................................................   28

================================================================================
Annual Report
Franklin Tax-Exempt Money Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Tax-Exempt Money Fund seeks to provide as high a level of income exempt from federal income taxes as is consistent with prudent investment management and preservation of capital. 1 The Fund invests at least 80% of its total assets in high-quality, short-term municipal securities free from federal income taxes, including the federal alternative minimum tax, as it seeks to maintain a stable $1.00 share price.

--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Tax-Exempt Money Fund's annual report for the fiscal year ended July 31, 2006.

PERFORMANCE OVERVIEW

With rising short-term interest rates, money market portfolio yields climbed during the year under review. Largely as a result, Franklin Tax-Exempt Money Fund's seven-day effective yield rose from 1.49% at the beginning of the period to 2.87% on July 31, 2006.

ECONOMIC AND MARKET OVERVIEW

The U.S. economy continued to grow at a healthy pace during the year under review, although the pace in the second quarter of 2006 slowed from the first quarter's 5.6% annualized rate. Overall, several factors contributed to real growth. During most of the reporting period, labor markets improved, indicated by nonfarm payroll data and the unemployment rate. Rising personal income also helped support consumer spending increases. Business spending and productivity also rose for most of the period. However, late in the period, the economy experienced rising inflation pressures, largely due to high energy prices and increasing labor costs. In addition, productivity growth and the pace of business spending slowed.

1. Fund dividends are generally subject to state and local taxes. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 9.

                                                               Annual Report | 3

PERFORMANCE SUMMARY
7/31/06

--------------------------------------------------------------------------------
Seven-day effective yield                                                  2.87%
--------------------------------------------------------------------------------
Seven-day annualized yield                                                 2.83%
--------------------------------------------------------------------------------
Taxable equivalent yield 2                                                 4.35%
--------------------------------------------------------------------------------

1.    Seven-day effective yield assumes the compounding of daily dividends.

2. Taxable equivalent yield assumes the 2006 maximum regular federal income tax rate of 35.00%.

Annualized and effective yields are for the seven-day period ended 7/31/06. The Fund's average weighted maturity was 48 days. Yields reflect Fund expenses and fluctuations in interest rates on portfolio investments.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

Oil prices reached a historical high during the year, which contributed to the rise in headline, or overall, inflation. Core inflation, which excludes food and energy costs, remained more contained but nonetheless began to experience some upward pressure. For example, while July's headline Consumer Price Index (CPI) reported a 12-month rise of 4.1%, core CPI increased 2.7%. 2

Several times during the period the Federal Reserve Board (Fed) acknowledged the economy's strength as well as the potential inflationary pressure from high energy prices. By period-end it had raised the federal funds target rate to 5.25% and indicated its next moves would be highly dependent on forthcoming economic data. The 10-year Treasury note yield rose from 4.28% at the beginning of the period to 4.99% on July 31, 2006, as some inflationary concerns began to affect intermediate- and long-maturity Treasuries.

INVESTMENT STRATEGY

We invest predominantly in high-quality, short-term municipal securities. Although the Fund tries to invest all of its assets in tax-free securities, it is possible, although not anticipated, that a portion of its assets may be in securities that pay taxable interest, including interest that may be subject to federal alternative minimum tax. We maintain a dollar-weighted average portfolio maturity of 90 days or less.

2.    Source: Bureau of Labor Statistics.


4 | Annual Report

MANAGER'S DISCUSSION

Short-term municipal bond yields increased during the reporting period, reflecting the Fed's consecutive increases in the federal funds target rate. The Bond Market Association Municipal Swap Index, a benchmark for variable rate securities, which make up a large portion of Franklin Tax-Exempt Money Fund, averaged a rate of 3.09% for the period under review. 3

During the reporting period, the Fund participated in several new issues including Allegheny County, Pennsylvania, Port Authority grant anticipation notes; City of Cape Coral, Florida, tax-exempt commercial paper; and St. Louis, Missouri, fund revenue anticipation notes.

Thank you for your continued participation in Franklin Tax-Exempt Money Fund. We look forward to serving your future investment needs.


PORTFOLIO BREAKDOWN
7/31/06

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                     INVESTMENTS
--------------------------------------------------------------------------------
Variable Rate Notes                                                        76.3%
--------------------------------------------------------------------------------
Notes & Bonds                                                              18.2%
--------------------------------------------------------------------------------
Tax-Exempt Commercial Paper                                                 4.4%
--------------------------------------------------------------------------------
Put or Option Tender Bonds                                                  1.1%
--------------------------------------------------------------------------------

3. Source: Thomson Financial. The Bond Market Association Municipal Swap Index is a weekly high-grade market index composed of seven-day tax-exempt variable rate demand notes and is produced by the Municipal Market Data Group. Actual issues are selected from Municipal Market Data's database of more than 10,000 active issues based on several specific criteria. The index is unmanaged and does not reflect management fees and expenses that affect Fund performance.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JULY 31, 2006, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

                                                               Annual Report | 5

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1. Divide your account value by $1,000. IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period." IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

6 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-----------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT      ENDING ACCOUNT     EXPENSES PAID DURING
                                              VALUE 2/1/06         VALUE 7/31/06     PERIOD* 2/1/06-7/31/06
-----------------------------------------------------------------------------------------------------------
Actual                                           $1,000              $1,013.10               $3.69
-----------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)         $1,000              $1,021.12               $3.71
-----------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

                                                               Annual Report | 7

Franklin Tax-Exempt Money Fund

FINANCIAL HIGHLIGHTS


                                                --------------------------------------------------------------------------------
                                                                                 YEAR ENDED JULY 31,
                                                        2006             2005             2004             2003             2002
                                                --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...........  $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                                --------------------------------------------------------------------------------

Income from investment operations:

 Net investment income .......................         0.023            0.011            0.002            0.005            0.011

 Net realized gains (losses) .................            -- b             --               --               --               --
                                                --------------------------------------------------------------------------------
Total from investment operations .............         0.023            0.011            0.002            0.005            0.011
                                                --------------------------------------------------------------------------------
Less distributions from net investment income         (0.023)          (0.011)          (0.002)          (0.005)          (0.011)
                                                --------------------------------------------------------------------------------
Net asset value, end of year .................  $       1.00     $       1.00     $       1.00     $       1.00     $       1.00
                                                ================================================================================



Total return a ...............................          2.36%            1.11%            0.23%            0.53%            1.06%



RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..............  $    183,282     $    165,736     $    179,372     $    176,834     $    163,710

Ratios to average net assets:

 Expenses ....................................          0.74%            0.73%            0.74%            0.76%            0.76%

 Net investment income .......................          2.32%            1.10%            0.24%            0.53%            1.05%


a Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

b     Amount rounds to less than $0.001 per share.


8 | The accompanying notes are an integral part of these financial statements.
  |  Annual Report

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, JULY 31, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       PRINCIPAL AMOUNT   VALUE
------------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS 99.0%
  MUNICIPAL BONDS 99.0%
  ALABAMA 1.0%
a Evergreen IDB, IDR, Tenax Manufacturing Project, Refunding, Weekly VRDN and Put, 3.66%,
    12/01/12 ........................................................................................   $  1,900,000  $  1,900,000
                                                                                                                        ----------
  ARIZONA 2.8%
a Apache County IDA, IDR, Tucson Electric Power Co  Project, Springerville Project,
   Series C, Weekly VRDN and Put, 3.65%, 12/15/18 ...................................................      1,000,000     1,000,000
a Arizona Health Facilities Authority Hospital System Revenue, Series B, MBIA Insured,
   Weekly VRDN and Put, 3.64%, 10/01/26 .............................................................      1,600,000     1,600,000
a Nanotechnology Research LLC Lease Revenue, Arizona State University Project, Series A,
   MBIA Insured, Weekly VRDN and Put, 3.64%, 3/01/34 ................................................      1,000,000     1,000,000
  Phoenix Civic Improvement Corp  Excise Tax Revenue, Sub Series B, MBIA Insured, 4.50%,
   7/01/07 ..........................................................................................      1,520,000     1,531,492
                                                                                                                        ----------
                                                                                                                         5,131,492
                                                                                                                        ----------
  COLORADO 7.0%
a Colorado Springs Utilities Revenue, sub  lien, Series A, Weekly VRDN and Put, 3.62%,
   11/01/29 .........................................................................................      5,000,000     5,000,000
a Denver City and County COP,
   Refunding, AMBAC Insured, Weekly VRDN and Put, 3.65%, 12/01/29 ...................................      4,000,000     4,000,000
   Wellington E Web, Refunding, Series C3, AMBAC Insured, Weekly VRDN and Put, 3.65%,
   12/01/29 .........................................................................................      3,000,000     3,000,000
a University of Colorado COP, Series A, Weekly VRDN and Put, 3.62%, 7/01/18 .........................        875,000       875,000
                                                                                                                        ----------
                                                                                                                        12,875,000
                                                                                                                        ----------
  FLORIDA 2.4%
a Florida Higher Education Facilities Financing Authority Revenue, St  Thomas University Project,
   Daily VRDN and Put, 3.69%, 1/01/19 ...............................................................      1,600,000     1,600,000
a Martin County IDA, IDR, YMCA Treasure Coast Project, Weekly VRDN and Put, 3.64%,
   10/01/16 .........................................................................................      1,300,000     1,300,000
a Orange County School Board COP, Series B, MBIA Insured, Daily VRDN and Put, 3.68%,
   8/01/27 ..........................................................................................      1,435,000     1,435,000
                                                                                                                        ----------
                                                                                                                         4,335,000
                                                                                                                        ----------
  GEORGIA 9.9%
a Atlanta Downtown Development Authority Revenue, Underground Atlanta Project, Refunding,
   AMBAC Insured, Weekly VRDN and Put, 3.63%, 10/01/16 ..............................................        805,000       805,000
a Atlanta Water and Wastewater Revenue, Series C, FSA Insured, Daily VRDN and Put, 3.68%,
   11/01/41 .........................................................................................        550,000       550,000
a Fulco Hospital Authority Revenue, Anticipation Certificates, Shepherd Center Inc  Project,
   Weekly VRDN and Put, 3.64%, 9/01/17 ..............................................................      1,000,000     1,000,000
a Gainesville RDA Educational Facilities Revenue, Riverside Military Project, Weekly VRDN
   and Put, 3.64%, 12/01/25 .........................................................................      4,600,000     4,600,000
a Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B, Weekly VRDN and
   Put, 3.65%, 7/01/25 ..............................................................................      8,000,000     8,000,000
a Roswell Housing Authority MFR, Azalea Park Apartments, Refunding, FNMA Insured,
   Weekly VRDN and Put, 3.67%, 6/15/25 ..............................................................      3,200,000     3,200,000
                                                                                                                        ----------
                                                                                                                        18,155,000
                                                                                                                        ----------

                                                               Annual Report | 9

Franklin Tax-Exempt Money Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                      PRINCIPAL AMOUNT    VALUE
----------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  HAWAII 1.0%
a Hawaii State Department of Budget and Finance Special Purpose Revenue, Adventist Health
   System West, Weekly VRDN and Put, 3.62%, 3/01/08 ...........................................           $1,900,000    $1,900,000
                                                                                                                        ----------
  ILLINOIS 4.9%
  Chicago GO, Tender Notes, Mandatory Put 12/07/06, 3.37%, 2/02/07 ............................            2,000,000     2,000,000
  Chicago Wastewater Transmission Revenue, second lien, Series A, AMBAC Insured, 3.50%,
   1/01/07 ....................................................................................            1,215,000     1,215,571
a Illinois State Toll Highway Authority Toll Highway Priority Revenue, Refunding, Series B,
   MBIA Insured, Weekly VRDN and Put, 3.62%, 1/01/10 ..........................................            5,690,000     5,690,000
                                                                                                                        ----------
                                                                                                                         8,905,571
                                                                                                                        ----------
  IOWA 1.1%
  Iowa State School Cash Anticipation Program wts , Series B, FSA Insured, 4.50%, 1/26/07 .....            2,000,000     2,012,182
                                                                                                                        ----------
  KENTUCKY 2.1%
a Kentucky Development Finance Authority Revenue, Pooled Loan Program, Series A,
   FGIC Insured, Weekly VRDN and Put, 3.65%, 12/01/15 .........................................            3,800,000     3,800,000
                                                                                                                        ----------
  LOUISIANA 3.0%
a Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc  Project,
   First Stage, ACES, Refunding, Daily VRDN and Put, 3.68%, 9/01/17 ...........................            5,400,000     5,400,000
                                                                                                                        ----------
  MARYLAND 1.1%
a Community Development Administration MF Development Revenue, Avalon Ridge Apartments
   Project, Refunding, FNMA Insured, Weekly VRDN and Put, 3.62%, 6/15/26 ......................            2,100,000     2,100,000
                                                                                                                        ----------
  MASSACHUSETTS 11.7%
a Massachusetts Bay Transportation Authority GO, General Transportation System, Weekly VRDN
   and Put, 3.61%, 3/01/30 ....................................................................            4,600,000     4,600,000
  Massachusetts State Development Finance Agency Revenue, TECP, 3.37%, 8/03/06 ................            3,000,000     3,000,000
a Massachusetts State GO, Refunding, Series B, Weekly VRDN and Put, 3.61%, 9/01/16 ............            7,700,000     7,700,000
a Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
   Program, Series D, MBIA Insured, Daily VRDN and Put, 3.65%, 1/01/35 ........................            1,820,000     1,820,000
a Massachusetts State Water Resource Authority Revenue, Multi-Modal, Refunding, Sub Series D,
   Daily VRDN and Put, 3.67%, 8/01/17 .........................................................            4,250,000     4,250,000
                                                                                                                        ----------
                                                                                                                        21,370,000
                                                                                                                        ----------

  MICHIGAN 5.9%
  Detroit GO, Refunding, Series A, FSA Insured, 5.00%, 4/01/07 ................................            1,910,000     1,928,516
a Detroit Sewage Disposal Revenue, senior lien,
   Refunding, Series C-2, FGIC Insured, Weekly VRDN and Put, 3.65%, 7/01/29 ...................            3,000,000     3,000,000
   Series B, FSA Insured, Daily VRDN and Put, 3.68%, 7/01/33 ..................................            1,475,000     1,475,000
  Michigan Municipal Bond Authority Revenue, Notes, Series B-2, 4.00%, 8/18/06 ................            1,000,000     1,000,488
  Michigan State GO, Series A, 4.50%, 9/29/06 .................................................            2,000,000     2,003,900
a Michigan State Revenue, Grant Anticipation Notes, Series B, FSA Insured, Weekly VRDN and
   Put, 3.62%, 9/15/09 ........................................................................              800,000       800,000
a Michigan State University Revenues, Series A, Daily VRDN and Put, 3.67%, 8/15/32 ............              560,000       560,000
                                                                                                                        ----------
                                                                                                                        10,767,904
                                                                                                                        ----------


10 | Annual Report

Franklin Tax-Exempt Money Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                     PRINCIPAL AMOUNT     VALUE
----------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  MINNESOTA 2.6%
a Brown County Purchase Revenue, Martin Luther College Project, Weekly VRDN and Put, 3.60%,
   9/01/24 ....................................................................................        $ 1,500,000     $ 1,500,000
a Minneapolis MFR, Seven Corners Apartments Project, Weekly VRDN and Put, 3.60%, 11/01/31 .....            250,000         250,000
a Minneapolis Revenue, Adjusted Guthrie Theater Project, Series A, Weekly VRDN and Put,
   3.52%, 10/01/23 ............................................................................          3,000,000       3,000,000
                                                                                                                       -----------

                                                                                                                         4,750,000
                                                                                                                       -----------
  MISSISSIPPI 2.2%
  De Soto County School District GO, FGIC Insured, 4.00%, 5/01/07 .............................          4,000,000       4,012,451
                                                                                                                       -----------
  MISSOURI 3.1%
a Missouri State Health and Educational Facilities Authority Health Facilities Revenue,
   SSM Health Care Corp, Refunding, Series C-1, FSA Insured, Daily VRDN and Put, 3.67%,
   6/01/19 ....................................................................................            400,000         400,000
  St. Louis General Fund Revenue, TRAN, 4.50%, 6/29/07 ........................................          5,305,000       5,339,882
                                                                                                                       -----------
                                                                                                                         5,739,882
                                                                                                                       -----------
  NEVADA 0.5%
  Clark County Highway Revenue, TECP, 3.58%, 9/07/06 ..........................................          1,000,000       1,000,000
                                                                                                                       -----------
  NEW HAMPSHIRE 1.7%
a New Hampshire Higher Educational and Health Facilities Authority Revenue, VHA New England
   Inc, Series G, AMBAC Insured, Weekly VRDN and Put, 3.64%, 12/01/25 .........................          3,025,000       3,025,000
                                                                                                                       -----------
  NEW JERSEY 1.9%
a New Jersey State Turnpike Authority Turnpike Revenue,
   Refunding, Series D, FGIC Insured, Weekly VRDN and Put, 3.59%, 1/01/18 .....................          1,000,000       1,000,000
   Series C-2, FSA Insured, Weekly VRDN and Put, 3.60%, 1/01/24 ...............................          2,500,000       2,500,000
                                                                                                                       -----------
                                                                                                                         3,500,000
                                                                                                                       -----------
  NEW MEXICO 4.0%
a Albuquerque Gross Receipts Lodgers Tax Revenue, Weekly VRDN and Put, 3.64%, 7/01/23 .........            300,000         300,000
a Farmington PCR, Arizona Public Service Co,
   Refunding, Series B, Daily VRDN and Put, 3.68%, 9/01/24 ....................................          2,600,000       2,600,000
   Series A, Daily VRDN and Put, 3.68%, 5/01/24 ...............................................          4,400,000       4,400,000
                                                                                                                       -----------
                                                                                                                         7,300,000
                                                                                                                       -----------
  NEW YORK 2.2%
  MTA Transportation Revenue, TECP, 3.58%, 10/06/06 ...........................................          4,000,000       4,000,000
                                                                                                                       -----------
  NORTH CAROLINA 2.9%
  Henderson County COP, Series A, AMBAC Insured, 5.00%, 6/01/07 ...............................          1,250,000       1,262,927
a North Carolina State GO, Public Improvement, Series D, Weekly VRDN and Put, 3.62%,
   5/01/21 ....................................................................................          4,135,000       4,135,000
                                                                                                                       -----------
                                                                                                                         5,397,927
                                                                                                                       -----------
  OHIO 1.6%
a Ohio State Water Development Authority Pollution Control Facilities Revenue, First Energy
   General Corp , Refunding, Series A, Daily VRDN and Put, 3.68%, 5/15/19 .....................          3,000,000       3,000,000
                                                                                                                       -----------


                                                              Annual Report | 11

Franklin Tax-Exempt Money Fund

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                    PRINCIPAL AMOUNT      VALUE
----------------------------------------------------------------------------------------------------------------------------------
  INVESTMENTS (CONTINUED)
  MUNICIPAL BONDS (CONTINUED)
  PENNSYLVANIA 11.8%
  Allegheny County Port Authority Revenue, Grant Anticipation Notes, 4.50%, 6/29/07 ...........        $ 3,200,000    $  3,219,894
a Delaware Valley Regional Finance Authority Local Government Revenue,
   Series A, Weekly VRDN and Put, 3.64%, 12/01/20 .............................................          2,150,000       2,150,000
   Series C, Weekly VRDN and Put, 3.64%, 12/01/20 .............................................            700,000         700,000
   Series D, Weekly VRDN and Put, 3.64%, 12/01/20 .............................................          3,100,000       3,100,000
a Emmaus General Authority Revenue,
   Local Government, Series F-19, Weekly VRDN and Put, 3.69%, 3/01/24 .........................          1,250,000       1,250,000
   Sub Series G-19, Weekly VRDN and Put, 3.69%, 3/01/24 .......................................          1,800,000       1,800,000
a Lehigh County General Purpose Authority Revenues, St. Lukes Hospital Project, Daily VRDN
   and Put, 3.64%, 7/01/31 ....................................................................          1,400,000       1,400,000
  Philadelphia School District GO, TRAN, Series A, 4.50%, 6/29/07 .............................          5,000,000       5,031,531
a Upper Dauphin IDAR, United Church Christ Homes, Weekly VRDN and Put, 3.66%, 12/01/26 ........          3,000,000       3,000,000
                                                                                                                      ------------
                                                                                                                        21,651,425
                                                                                                                      ------------
  TENNESSEE 3.0%
a Blount County PBA Revenue, Local Public Improvement, Series D-1-A, AMBAC Insured,
   Daily VRDN and Put, 3.67%, 6/01/30 .........................................................          2,000,000       2,000,000
a Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
   Put, 3.68%, 11/01/35 .......................................................................          1,100,000       1,100,000
a Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool,
   Daily VRDN and Put, 3.68%, 4/01/32 .........................................................            800,000         800,000
   Weekly VRDN and Put, 3.63%, 11/01/27 .......................................................          1,600,000       1,600,000
                                                                                                                      ------------
                                                                                                                         5,500,000
                                                                                                                      ------------

  TEXAS 4.6%
a Bexar County HFA, MFR, Altamonte Apartments Project, Refunding, FNMA Insured,
   Weekly VRDN and Put, 3.64%, 9/15/26 ........................................................          3,900,000       3,900,000
  Texas State GO, TRAN, 4.50%, 8/31/06 ........................................................          4,525,000       4,530,578
                                                                                                                      ------------
                                                                                                                         8,430,578
                                                                                                                      ------------

  UTAH 1.6%
a Intermountain Power Agency Power Supply Revenue, Series F, AMBAC Insured, Semi-Annually
   VRDN and Put, 3.45%, 7/01/15 ...............................................................          3,000,000       3,000,000
                                                                                                                      ------------

  WASHINGTON 1.4%
a Snohomish County PUD No. 001 Generation System Revenue, Refunding, Series A-1,
   FSA Insured, Weekly VRDN and Put, 3.63%, 12/01/19 ..........................................          2,470,000       2,470,000
                                                                                                                      ------------
  TOTAL INVESTMENTS (COST $181,429,412) 99.0% .................................................                        181,429,412
  OTHER ASSETS, LESS LIABILITIES 1.0% .........................................................                          1,852,731
                                                                                                                      ------------
  NET ASSETS 100.0% ...........................................................................                       $183,282,143
                                                                                                                      ============


See Selected Portfolio Abbreviations on page 13.

a Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end. VRDNs are valued at cost.

12 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Tax-Exempt Money Fund

STATEMENT OF INVESTMENTS, JULY 31, 2006

SELECTED PORTFOLIO ABBREVIATIONS

ACES  - Adjustable Convertible Exempt Securities

AMBAC - American Municipal Bond Assurance Corp.

COP   - Certificate of Participation

FGIC  - Financial Guaranty Insurance Co.

FNMA  - Federal National Mortgage Association

FSA   - Financial Security Assurance Inc.

GO    - General Obligation

HFA   - Housing Finance Authority/Agency

IDA   - Industrial Development Authority/Agency

IDAR  - Industrial Development Authority Revenue

IDB   - Industrial Development Bond/Board

IDR   - Industrial Development Revenue

MBIA  - Municipal Bond Investors Assurance Corp.

MF    - Multi-Family

MFR   - Multi-Family Revenue

MTA   - Metropolitan Transit Authority

PBA   - Public Building Authority

PCR   - Pollution Control Revenue

PUD   - Public Utility District

RDA   - Redevelopment Agency/Authority

TECP  - Tax-Exempt Commercial Paper

TRAN  - Tax and Revenue Anticipation Notes

VHA   - Volunteer Hospital of America


  Annual Report | The accompanying notes are an integral part of these financial
                                                                statements. | 13

Franklin Tax-Exempt Money Fund

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2006

Assets:
 Investments in securities, at cost and value .................    $181,429,412
 Cash .........................................................          41,090
 Receivables:
  Capital shares sold .........................................       2,013,740
  Interest ....................................................       1,061,767
                                                                   ------------
      Total assets ............................................     184,546,009
                                                                   ------------
Liabilities:
 Payables:
  Capital shares redeemed .....................................       1,108,281
  Affiliates ..................................................          96,548
  Distributions to shareholders ...............................          12,361
 Accrued expenses and other liabilities .......................          46,676
                                                                   ------------
      Total liabilities .......................................       1,263,866
                                                                   ------------
       Net assets, at value ...................................    $183,282,143
                                                                   ============

Net assets consist of:
 Paid-in capital ..............................................    $183,347,058
 Accumulated net realized gain (loss) .........................         (64,915)
                                                                   ------------
       Net assets, at value ...................................    $183,282,143
                                                                   ============
Shares outstanding ............................................     183,349,394
                                                                   ============
Net asset value per share a ...................................           $1.00
                                                                   ============

a Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

14 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Tax-Exempt Money Fund

STATEMENT OF OPERATIONS
for the year ended July 31, 2006

Investment income:
 Interest .....................................................      $5,447,577
                                                                     ----------
Expenses:
 Management fees (Note 3a) ....................................       1,020,637
 Transfer agent fees (Note 3c) ................................         154,995
 Custodian fees ...............................................           2,493
 Reports to shareholders ......................................          44,719
 Registration and filing fees .................................          54,672
 Professional fees ............................................          14,817
 Directors' fees and expenses .................................           6,993
 Other ........................................................          17,416
                                                                     ----------
      Total expenses ..........................................       1,316,742
                                                                     ----------
       Net investment income ..................................       4,130,835
                                                                     ----------
Net realized gain (loss) from investments .....................         (11,576)
                                                                     ----------
Net increase (decrease) in net assets resulting from operations      $4,119,259
                                                                     ==========


  Annual Report | The accompanying notes are an integral part of these financial
                                                                statements. | 15

Franklin Tax-Exempt Money Fund

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                  ------------------------------
                                                                                        YEAR ENDED JULY 31,
                                                                                       2006             2005
                                                                                  ------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .......................................................   $   4,130,835    $   1,873,525
  Net realized gain (loss) from investments ...................................         (11,576)            (282)
                                                                                  ------------------------------
      Net increase (decrease) in net assets resulting from operations .........       4,119,259        1,873,243
                                                                                  ------------------------------
 Distribution to shareholders from net investment income ......................      (4,186,510)      (1,873,243)
 Capital share transactions (Note 2) ..........................................      17,613,743      (13,636,263)
                                                                                  ------------------------------
      Net increase (decrease) in net assets ...................................      17,546,492      (13,636,263)
                                                                                  ------------------------------
Net assets (there is no undistributed net investment income at beginning or end of year):
 Beginning of year ............................................................     165,735,651      179,371,914
                                                                                  ------------------------------
 End of year ..................................................................   $ 183,282,143    $ 165,735,651
                                                                                  ==============================


16 | The accompanying notes are an integral part of these financial statements.
   | Annual Report

Franklin Tax-Exempt Money Fund

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Tax-Exempt Money Fund (the Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a diversified, open-end investment company.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Fund's Board of Directors.

B. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its income and net realized gains.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividends from net investment income are normally declared daily and distributed monthly to shareholders. Distributions to shareholders are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                                                              Annual Report | 17

Franklin Tax-Exempt Money Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

At July 31, 2006, there were 5 billion shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                                     ---------------------------------
                                                                             YEAR ENDED JULY 31,
                                                                           2006              2005
                                                                     ---------------------------------
Shares sold .....................................................    $   237,499,007  $   212,615,914
Shares issued in reinvestment of distributions ..................          4,180,533        1,880,299
Shares redeemed .................................................       (224,065,797)    (228,132,476)
                                                                     --------------------------------
Net increase (decrease) .........................................    $    17,613,743  $   (13,636,263)
                                                                     ================================


3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or directors of the following subsidiaries:

--------------------------------------------------------------------------------
  SUBSIDIARY                                              AFFILIATION
--------------------------------------------------------------------------------
  Franklin Advisers, Inc. (Advisers)                      Investment manager
  Franklin Templeton Services, LLC (FT Services)          Administrative manager
  Franklin Templeton Distributors, Inc. (Distributors)    Principal underwriter
  Franklin Templeton Investor Services, LLC
  (Investor Services)                                     Transfer agent


18 | Annual Report

Franklin Tax-Exempt Money Fund

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

--------------------------------------------------------------------------------
 ANNUALIZED FEE RATE    NET ASSETS
--------------------------------------------------------------------------------
        0.625%          Up to and including $100 million
        0.500%          Over $100 million, up to and including $250 million
        0.450%          Over $250 million, up to and including $10 billion
        0.440%          Over $10 billion, up to and including $12.5 billion
        0.420%          Over $12.5 billion, up to and including $15 billion
        0.400%          Over $15 billion, up to and including $17.5 billion
        0.380%          Over $17.5 billion, up to and including $20 billion
        0.360%          In excess of $20 billion

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

C. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $154,995, of which $111,299 was retained by Investor Services.

4. INCOME TAXES

At July 31, 2006, the Fund had tax basis capital losses which may be carried over to offset future capital gains, if any. At July 31, 2006, the capital loss carryforwards were as follows:

Capital loss carryovers expiring in:

 2008.........................................................   $  8,419
 2009.........................................................     26,572
 2012.........................................................     17,134
 2013.........................................................        932
 2014.........................................................        282
                                                                 --------
                                                                 $ 53,339
                                                                 ========

On July 31, 2006, the fund had expired capital loss carryovers of $2,336, which were reclassified to paid-in capital.

                                                              Annual Report | 19

Franklin Tax-Exempt Money Fund

4. INCOME TAXES (CONTINUED)

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At July 31, 2006, the Fund deferred realized capital losses of $11,576.

The tax character of distributions paid during the years ended July 31, 2006 and 2005, was as follows:

                                               ------------------------
                                                  2006          2005
                                               ------------------------

Distributions paid from tax exempt income....  $4,186,510    $1,873,243

At July 31, 2006, the cost of investments and undistributed tax exempt income for income tax purposes were as follows:

Costs of investments..................................    $181,429,412
                                                          ============

Undistributed ordinary tax exempt income..............    $      7,032
                                                          ============


5. REGULATORY MATTERS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (collectively, the "Company"), entered into settlements with certain of those regulators.

Specifically, the Company entered into settlements with the Securities and Exchange Commission ("SEC") concerning market timing (the "August 2, 2004 SEC Order") and marketing support payments to securities dealers who sell fund shares (the "December 13, 2004 SEC Order") and with the California Attorney General's Office ("CAGO") concerning marketing support payments to securities dealers who sell fund shares (the "CAGO Settlement"). Under the terms of the settlements with the SEC and the CAGO, the Company retained an Independent Distribution Consultant ("IDC") to develop separate plans for the distribution of the respective settlement monies. The CAGO approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement, and in March 2005, the disbursement of monies to the relevant funds in accordance with the terms and conditions of that settlement was completed. The Fund did not participate in the CAGO Settlement.

On June 23, 2006, the SEC approved the IDC's proposed plan of distribution arising from the December 13, 2004 SEC Order and disbursement of the settlement monies to the designated funds in accordance with the terms and conditions of the SEC's order and the plan will be completed in September, 2006. The Fund did not participate in the December 13, 2004 SEC Order.


20 | Annual Report

Franklin Tax-Exempt Money Fund

5. REGULATORY MATTERS (CONTINUED)

The IDC has also completed a proposed Plan of Distribution under the August 2, 2004 SEC Order resolving the SEC's market timing investigation and has submitted that plan to the SEC staff, where it is under review. The SEC has announced the following expected schedule with respect to the market timing Plan of
Distribution: "The SEC anticipates that Notice of the Plan will be published on or after September 15, 2006. After publication and comment, the proposed Distribution Plan will be submitted to the SEC for approval. When the SEC approves the proposed Distribution Plan, with modifications as appropriate, distributions will begin pursuant to that Plan. The SEC anticipates the distribution will begin in the fall of 2006."

In addition, the Company, as well as most of the mutual funds within Franklin Templeton Investments and certain current or former officers, directors, and/or employees, have been named in private lawsuits (styled as shareholder class actions, or as derivative actions on behalf of either the named funds or Franklin Resources, Inc.) relating to the industry practices referenced above, as well as to allegedly excessive advisory fees, commissions, and/or 12b-1 fees. The lawsuits were filed in different courts throughout the country. Many of those suits are now pending in a multi-district litigation in the United States District Court for the District of Maryland.

The Company and fund management strongly believe that the claims made in each of the private lawsuits referenced above are without merit and intend to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

6. NEW ACCOUNTING PRONOUNCEMENT

In July 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" ("FIN 48"), which clarifies the accounting for uncertainty in tax positions taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosure of tax positions, along with accounting for the related interest and penalties. FIN 48 is effective for fiscal years beginning after December 15, 2006, and is to be applied to all open tax years as of the date of effectiveness. We have not yet completed our evaluation of the impact, if any, of adopting FIN 48 on the Fund's financial statements.


                                                              Annual Report | 21

Franklin Tax-Exempt Money Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FRANKLIN TAX-EXEMPT MONEY FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Tax-Exempt Money Fund (the "Fund") at July 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2006 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 15, 2006

22 | Annual Report

Franklin Tax-Exempt Money Fund

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(5)(A) of the Internal Revenue Code, the Fund designates 100% of the distributions paid from net investment income as exempt-interest dividends for the fiscal year ended July 31, 2006. A portion of the Fund's exempt-interest dividends may be subject to the federal alternative minimum tax. In January 2007, shareholders will be notified of amounts for use in preparing their 2006 income tax returns.


                                                              Annual Report | 23

Franklin Tax-Exempt Money Fund

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                               LENGTH OF         FUND COMPLEX OVERSEEN
AND ADDRESS                      POSITION         TIME SERVED       BY BOARD MEMBER*        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)          Trustee          Since 1992        139                     Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                        company).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)       Trustee          Since 1992        140                     None
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)         Director         Since 1980        114                     Director, Center for Creative Land
One Franklin Parkway                                                                        Recycling (redevelopment).
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)         Director         Since 1992       139                      Director, MedImmune, Inc.
One Franklin Parkway                                                                        (biotechnology) and Overstock.com
San Mateo, CA 94403-1906                                                                    (Internet services); and FORMERLY,
                                                                                            Director, MCI Communication Corporation
                                                                                            (subsequently known as MCI WorldCom,
                                                                                            Inc. and WorldCom, Inc.) (communications
                                                                                            services) (1988-2002), White Mountains
                                                                                            Insurance Group, Ltd. (holding company)
                                                                                            (1987-2004), Spacehab, Inc. (aerospace
                                                                                            services) (1994-2003) and Martek
                                                                                            Biosciences Corporation (1998-2006).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; Senior Business Advisor, Martek Biosciences Corporation (research and development); and FORMERLY,
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004); Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of
Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------

24 | Annual Report

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                 LENGTH OF           FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION         TIME SERVED         BY BOARD MEMBER*        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)        Director and     Director since      139                     None
One Franklin Parkway               Chairman of      1980 and
San Mateo, CA 94403-1906           the Board        Chairman of the
                                                    Board since 1993

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940)    Director,        Director since      123                     None
One Franklin Parkway               President and    1980, President
San Mateo, CA 94403-1906           Chief            since 1993 and
                                   Executive        Chief Executive
                                   Officer          Officer
                                   - Investment     -Investment
                                   Management       Management
                                                    since 2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
SHEILA AMOROSO (1959)              Vice President   Since 1999          Not Applicable          Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)             Vice President   Since 1986          Not Applicable          Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 45 of the investment companies in Franklin
Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
RAFAEL R. COSTAS, JR. (1965)       Vice President   Since 1999          Not Applicable          Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------

                                                              Annual Report | 25

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                 LENGTH OF           FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION         TIME SERVED         BY BOARD MEMBER*        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)              Chief            Chief Compliance    Not Applicable          Not Applicable
One Franklin Parkway               Compliance       Officer since 2004
San Mateo, CA 94403-1906           Officer and      and Vice
                                   Vice President   President - AML
                                   - AML            Compliance since
                                   Compliance       February 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin Templeton
Investments; and formerly, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)             Treasurer        Since 2004          Not Applicable          Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 31 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)            Senior Vice      Since 2002          Not Applicable          Not Applicable
500 East Broward Blvd.             President and
Suite 2100                         Chief
Fort Lauderdale, FL 33394-3091     Executive
                                   Officer -
                                   Finance and
                                   Administration

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)               Vice President   Since 2000          Not Applicable          Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and director of one of the subsidiaries of Franklin
Resources, Inc.; and officer of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)            Vice President   Since 2000          Not Applicable          Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC,
Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and
Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management,
Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S.
Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court
(District of Massachusetts) (until 1979).
------------------------------------------------------------------------------------------------------------------------------------

26 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                        NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                 LENGTH OF           FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION         TIME SERVED         BY BOARD MEMBER*        OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
KAREN L. SKIDMORE (1952)           Vice President   Vice President      Not Applicable          Not Applicable
One Franklin Parkway               and Secretary    since March 2006
San Mateo, CA 94403-1906                            and Secretary
                                                    since April 2006

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; Vice President and Secretary, Templeton Funds Annuity Company;
and officer of 31 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
CRAIG S. TYLE (1960)               Vice President   Since October       Not Applicable          Not Applicable
One Franklin Parkway                                2005
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of 47 of the investment companies in Franklin
Templeton Investments; and formerly, Partner, Shearman & Sterling, LLP (2004-2005); and General Counsel, Investment Company
Institute (ICI) (1997-2004).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)             Chief Financial  Since 2004          Not Applicable          Not Applicable
500 East Broward Blvd.             Officer and
Suite 2100                         Chief
Fort Lauderdale, FL 33394-3091     Accounting
                                   Officer

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 47 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc. (1999-2004); and Partner, McGladrey & Pullen, LLP (1979-1987 and
1991-2004).
------------------------------------------------------------------------------------------------------------------------------------
THOMAS WALSH (1961)                Vice President   Since 1999          Not Applicable          Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Advisers, Inc.; and officer of eight of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Fund's investment manager and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT DIRECTOR AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 27

Franklin Tax-Exempt Money Fund

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 28, 2006, the Board of Directors ("Board"), including a majority of non-interested or independent Directors, approved renewal of the investment management agreement for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper, Inc. ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Directors received assistance and advice from and met separately with independent counsel. In approving continuance of the investment management agreement for the Fund, the Board, including a majority of independent Directors, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange


28 | Annual Report

Franklin Tax-Exempt Money Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties and the firsthand experience of the individual Directors who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton Funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing such performance was given to the Lipper report furnished for the agreement renewal. The Lipper report prepared for the Fund showed its investment performance for the year ended December 31, 2005, as well as the previous ten years ended that date in comparison to a performance universe consisting of the Fund and all retail tax-exempt money market funds as selected by Lipper. The Lipper report showed that the Fund's total return for the one-year period, as well as for the previous three-year period on an annualized basis was in the second-lowest quintile of such universe, and was in the lowest quintile for the previous five- and ten-year periods on an annualized basis. In discussing this comparative performance, management pointed out that the Fund follows a very conservative investment approach with no investments in non-rated securities or tier 2 securities and with little or no investments in securities subject to the alternative minimum tax. Management further pointed out that its total return was close to the median of its performance universe, being within 15 basis points of such median for the annualized ten-year period as shown in the Lipper report. The Board found such performance to be acceptable, noting the points raised by management.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fees and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment management agreement was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to the Fund's management fee

                                                              Annual Report | 29

Franklin Tax-Exempt Money Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes administrative charges as being part of a management fee. The results of such comparisons showed the Fund's effective management fee to be the second most expensive of the 15 funds comprising the Lipper expense group, and its actual total expense to be the sixth most expensive within such group. In discussing the expense comparisons, management pointed out that this Fund is not actively marketed and largely serves as an alternative investment vehicle for shareholders of the various Franklin/Templeton/Mutual Series Fund families and provides a number of courtesy services to shareholders, including check writing and exchange privileges. Management also pointed out that the Fund's effective management fee rate was within eight basis points of the median for its Lipper expense group. The Board found such comparative expenses to be acceptable, noting the points raised by management.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that the Fund's independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Fund's Board solely for their purposes and use in reference to the profitability analysis. Included in the analysis were the revenue and related costs involved in providing services to the Fund, as well as the Fund's relative contribution to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

30 | Annual Report

Franklin Tax-Exempt Money Fund

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Directors noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager's realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fee structure under the Fund's investment management agreement provides an initial fee of 0.625% on the first $100 million of net assets; 0.50% on the next $150 million of net assets; and 0.45% of net assets in excess of $250 million. The Fund's net assets were approximately $182 million at December 31, 2005, and the Board believed that to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment management agreement provides a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

                                                              Annual Report | 31

                      This page intentionally left blank.

Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II 1

VALUE

Franklin Balance Sheet Investment Fund 2
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund 2
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund 3
Mutual Shares Fund

BLEND

Franklin Balanced Fund
Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

RETIREMENT TARGET FUNDS

Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund 4
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund 4
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund 4
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME 5

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund 6

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California 7
Colorado
Connecticut
Florida 7
Georgia
Kentucky
Louisiana
Maryland
Massachusetts 6
Michigan 6
Minnesota 6
Missouri
New Jersey
New York 7
North Carolina
Ohio 6
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
  Trust 8

1. The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

2. The fund is only open to existing shareholders and select retirement plans.

3. The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

4. An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

5. For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

6.    Portfolio of insured municipal securities.

7. These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

8. The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


07/06
                                                   Not part of the annual report

     [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
    INVESTMENTS                 San Mateo, CA 94403-1906

o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.


ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TAX-EXEMPT
MONEY FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to and from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

114 A2006 09/06

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8 PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TAX-EXEMPT MONEY FUND

By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   -------------------
      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 27, 2006


By /S/GALEN G. VETTER
   ------------------
      Galen G. Vetter
      Chief Financial Officer
Date    September 27, 2006